ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE	6. ACCOUNTS RECEIVABLE
	As of June 30, 2021	As of December 31, 2020
Accounts receivable	$-	$172,757
Allowance for doubtful accounts	-	-
Total	$-	$172,757